PROSPECTUS APRIL 30, 1999



                             GUINNESS FLIGHT
                             INVESTMENT FUNDS

                             ASIA BLUE CHIP FUND

                             ASIA SMALL CAP FUND

                             CHINA & HONG KONG FUND

                             MAINLAND CHINA FUND

                             NEW EUROPE FUND

                             WIRED-REGISTERED TRADEMARK- INDEX FUND

                             GLOBAL GOVERNMENT BOND FUND

                                     [LOGO]

                                TABLE OF CONTENTS

         ASIA BLUE CHIP FUND                                          2
         ASIA SMALL CAP FUND                                          8
         CHINA & HONG KONG FUND                                      14
         MAINLAND CHINA FUND                                         19
         NEW EUROPE FUND                                             24
         WIRED-REGISTERED TRADEMARK- INDEX FUND                      29
         GLOBAL GOVERNMENT BOND FUND                                 34
         RISKS OF INVESTING                                          40
         FUND MANAGEMENT                                             48
         ACCOUNT SERVICES                                            52
         FINANCIAL HIGHLIGHTS                                        63

                           GUINNESS FLIGHT PROSPECTUS
                                 APRIL 30, 1999

         ASIA BLUE CHIP FUND
         ASIA SMALL CAP FUND
         CHINA & HONG KONG FUND
         MAINLAND CHINA FUND
         NEW EUROPE FUND
         WIRED-REGISTERED TRADEMARK- INDEX FUND
         GLOBAL GOVERNMENT BOND FUND

This Prospectus covers seven different Funds that comprise the Guinness Flight Investment Funds. You will find specific information in this Prospectus about each of the Funds plus general information on the Funds. You may find additional information in the Funds' Statement of Additional Information, which is incorporated by reference into this Prospectus.





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY OF THE ABOVE LISTED FUNDS. THE SECURITIES AND EXCHANGE COMMISSION ALSO HAS NOT DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY PERSON WHO TELLS YOU THAT THE SECURITIES AND EXCHANGE COMMISSION HAS MADE SUCH AN APPROVAL OR DETERMINATION IS COMMITTING A CRIME.

                               ASIA BLUE CHIP FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Asia Blue Chip Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of established and sizable companies that are located in Asia.

INVESTMENT STRATEGIES
The Asia Blue Chip Fund intends to invest at least 65% of its total assets in securities issued by "blue chip" companies that are traded on the Asian markets.

Under normal market conditions, the Asia Blue Chip Fund will invest in at least four different countries. These countries include, but are not limited to:

    -   Mainland China, Hong Kong, Taiwan and South Korea in Northeast Asia;

    - Singapore, Thailand, Malaysia, Indonesia, Vietnam and the Philippines in Southeast Asia; and

    -   India, Pakistan, Bangladesh and Sri Lanka in South Asia.

The Asia Blue Chip Fund's decision to invest in a particular company is based upon whether the company has:

    - a significant market position in the sector or industry in which it operates;

[SIDENOTE:]
A BLUE CHIP COMPANY FOR PURPOSES OF THIS FUND IS A COMPANY THAT HAS:

    -   A MARKET VALUE OF AT LEAST U.S. $1 BILLION;

    -   A REPUTATION FOR QUALITY AND WIDE ACCEPTANCE OF ITS PRODUCTS; AND

    -   A HISTORY OF CONSISTENT PROFITABILITY OVER TIME.

    -   a sound financial structure and well-respected management;

    - a strategic plan and progressive products supported by adequate research, development and marketing; and

    - intrinsic value demonstrated by, among other indicators, a price/earnings or price/cash flow ratio that is less than the market average, and a dividend yield that is higher than the market as a whole.

The Asia Blue Chip Fund will invest primarily in the following types of securities:

    -   common and preferred stock; and

    -   convertible preferred stocks

When current market, economic, political or other conditions are unsuitable for the Asia Blue Chip Fund's investment objective, the Asia Blue Chip Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Asia Blue Chip Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. Investing in this Fund may be more risky than investing in a Fund that invests in U.S. "blue chip" companies. You may lose money by investing in this Fund if any of the following occur:

    -   the Asian stock markets go down;

[SIDENOTE:]
THE ASIA BLUE CHIP FUND'S DECISION TO INVEST IN A PARTICULAR COUNTRY IS BASED
UPON:

    -   THE SIZE AND LIQUIDITY OF THE COUNTRY'S STOCK MARKET;

    - THE RELIABILITY OF THE LEGAL, ACCOUNTING, AND REGULATORY REGIMES OF THE COUNTRY; AND

    -   CURRENCY RESTRICTIONS OF THE COUNTRY.

    -   Asian blue chip stocks fall out of favor with investors;

    - a stock or stocks selected by the investment advisor for the Fund's portfolio do not perform well;

    -   the value of Asian currencies declines relative to the U.S. dollar;

    -   a foreign government expropriates the Fund's assets; or

    - political, social or economic instability in Asia causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


ANNUAL RETURNS AND PERFORMANCE TABLE

The Annual Returns bar chart demonstrates the risks of investing in the Asia Blue Chip Fund by showing changes in the Fund's performance from December 31, 1996 through December 31, 1998. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the MSCI Asia Free ex-Japan Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                                 1997  -37.68%
                                 1998  -11.78%

                               ASIA BLUE CHIP FUND

During the period shown in the bar chart, the best performance for a quarter was 22.49% (for the quarter ended 12/31/98). The worst performance was -26.75% (for the quarter ended 6/30/98).


--------------------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             Past Year       4/29/96
--------------------------------------------------------
  Asia Blue Chip Fund       -11.78%            -18.91%
--------------------------------------------------------
  MSCI Asia Free
  Ex-Japan Index            -10.28%            -22.74%
--------------------------------------------------------

FEES AND EXPENSES
[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Blue Chip Fund:


-------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
-------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
-------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
-------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
-------------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
-------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
-------------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
-------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
-------------------------------------------------------------------------------
   Other Expenses*:                                                      2.85%
-------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  3.85%
-------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         1.87%
-------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
-------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Asia Blue Chip Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
          $201              $1,175               $1,981              $4,079

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                               ASIA SMALL CAP FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Asia Small Cap Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of smaller capitalization issuers that are located in Asia.


INVESTMENT STRATEGIES
The Asia Small Cap Fund intends to invest at least 65% of its total assets in securities issued by "small cap" companies that are traded on the Asian markets. A small cap company for purposes of this Fund is a company that has a market value of less than U.S. $1 billion.

Under normal market conditions, the Asia Small Cap Fund will invest in at least four different countries. These countries include, but are not limited to:

    -   Mainland China, Hong Kong, Taiwan and South Korea in Northeast Asia;

    - Singapore, Thailand, Malaysia, Indonesia, Vietnam and the Philippines in Southeast Asia; and

    -   India, Pakistan, Bangladesh and Sri Lanka in South Asia.

[SIDENOTE:]
THE ASIA SMALL CAP FUND'S DECISION TO INVEST IN A PARTICULAR COUNTRY IS BASED
UPON:

    -   THE SIZE AND LIQUIDITY OF THE COUNTRY'S STOCK MARKET;

    - THE RELIABILITY OF THE LEGAL, ACCOUNTING, AND REGULATORY REGIMES OF THE COUNTRY; AND

    -   CURRENCY RESTRICTIONS OF THE COUNTRY.

The Asia Small Cap Fund's decision to invest in a particular company is based upon:

    - internal proprietary company financial data/estimates developed from information gathered through company visits and interviews with senior executives;

    -   the outlook for the particular company's sector of the economy;

    - the company's potential to generate high returns on capital in the next three years demonstrated by, among other factors, a growing market for the company's products.

    - the company's intrinsic value demonstrated by, among other indicators, a price/earnings or price/cash flow ratio that is less than the market average, and a dividend yield that is higher than the market as a whole.

When current market, economic, political or other conditions are unsuitable for the Asia Small Cap Fund's investment objective, the Asia Small Cap Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Asia Small Cap Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign companies and smaller capitalization securities. You may lose money by investing in this Fund if any of the following occur:

    -   the Asian stock markets go down;

[SIDENOTE:]
THE ASIA SMALL CAP FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

    -   Asian small cap stocks fall out of favor with investors;

    - small cap stocks are more difficult to sell during a down market due to lower liquidity;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Asian currencies declines relative to the U.S. dollar;

    -   a foreign government expropriates the Fund's assets; or

    - political, social or economic instability in Asia causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Asia Small Cap Fund by showing changes in the Fund's performance from December 31, 1996 through December 31, 1998. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the HSBC James Capel Southeast Asia Smaller Companies Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 19.54% (for the quarter ended 12/31/98). The worst performance was -37.39% (for the quarter ended 12/31/97).

[SIDENOTE:]

                                    [CHART]

ANNUAL RETURNS
                          1997                -30.77%
                          1998                -30.83%


                               ASIA SMALL CAP FUND


--------------------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             One Year        4/29/96
--------------------------------------------------------
  Asia Small Cap Fund       -30.83%            -20.50%
--------------------------------------------------------
  HSBC James Capel
  Southeast Asia Smaller
  Companies Index           -14.40%            -30.21%
--------------------------------------------------------

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Small Cap Fund:


----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
----------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
----------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
----------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
----------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
----------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      1.31%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  2.31%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         0.33%
------------------------------------------------------------------------------
   Net Actual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Asia Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
         $201                $721                $1,235              $2,646

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                             CHINA & HONG KONG FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The China & Hong Kong Fund's investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.


INVESTMENT STRATEGIES

The China & Hong Kong Fund intends to invest at least 85% of its total assets in the following types of equity securities:

    - equity securities of companies that are primarily traded on the China or Hong Kong exchanges; or

    - equity securities of companies that derive a substantial portion of their revenues from business activities in China and/or Hong Kong, but which are listed and traded elsewhere.

The Fund normally invests at least 65% of its assets in companies listed on the Hang Seng Index(1), with the actual weightings of the Hang Seng Index companies held in the Fund's portfolio normally higher than that.

When current market, economic, political or other conditions are unsuitable for the China & Hong

[SIDENOTE:]
THE CHINA & HONG KONG FUND'S DECISION TO INVEST IN A PARTICULAR COMPANY IS BASED
UPON:

    -   THE WEIGHTING OF THE COMPANY AND SECTOR IN THE HANG SENG INDEX;

    - INTERNAL PROPRIETARY COMPANY MODELS DEVELOPED FROM INFORMATION GATHERED THROUGH COMPANY VISITS AND INTERVIEWS WITH SENIOR EXECUTIVES; AND

    - THE ABILITY OF THE COMPANY TO GENERATE REGULAR CASH FLOWS AND PROVIDE A SUSTAINED OR GROWING RETURN ON CAPITAL.


(1) The Hang Seng Index is a barometer of the Hong Kong Stock Market. The Index comprises 33 constituent stocks, whose aggregate market cap accounts for about 70% of the total market capitalization of the Stock Exchange of Hong Kong Limited.

Kong Fund's investment objective, the China & Hong Kong Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The China & Hong Kong Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   the Hong Kong and/or China stock markets go down;

    -   China and/or Hong Kong stocks fall out of favor with investors;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Chinese currencies declines relative to the U.S. dollar;

    -   the Chinese government expropriates the Fund's assets; or

    - political, social or economic instability in China causes the value of the Fund's investments to decline.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


[SIDENOTE:]
THE CHINA & HONG KONG FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF
SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing changes in the Fund's performance from December 31, 1994 through December 31, 1998. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the Hang Seng Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 26.15% (for the quarter ended 12/31/98). The worst performance was -28.32% (for the quarter ended 12/31/97).


---------------------------------------------------------------------------------------------------------------------------
 Average Annual Returns                  Since Inception
 as of 12/31/98             One Year        6/30/94
---------------------------------------------------------------------------------------------------------------------------
   China & Hong Kong Fund  -15.27%             0.18%
---------------------------------------------------------------------------------------------------------------------------
   Hang Seng Index          -6.43%             3.06%
---------------------------------------------------------------------------------------------------------------------------

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                    1995               20.45%
                    1996               34.38%
                    1997              -20.34%
                    1998              -15.27%

                             CHINA & HONG KONG FUND

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:


----------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
----------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
----------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
----------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       2%*
----------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
----------------------------------------------------------------------------

    * You will be charged a 2% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses:                                                       0.89%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses:                                                   1.89%
------------------------------------------------------------------------------

Example:
This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year              3 Years              5 Years            10 Years
         $192                $594                $1,021              $2,212

                               MAINLAND CHINA FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Mainland China Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of companies which are located in Mainland China ("Chinese companies") and companies located outside Mainland China that have a majority of their assets in China or that derive a majority of their revenues from activities in China.


INVESTMENT STRATEGIES
The Mainland China Fund intends to invest at least 65% of its total assets in the following types of equity securities:

    - "B" SHARES - shares issued by Chinese companies that are listed on the Shanghai Stock Exchange or the Shenzhen Stock Exchange;

    - "H" SHARES - shares issued by Chinese companies that are listed on the Hong Kong Stock Exchange;

    - "N" SHARES - shares issued by Chinese companies that are listed on the New York Stock Exchange;

    - "RED CHIPS" - shares issued by Hong Kong companies that are controlled by Chinese corporations and listed on the Hong Kong Stock Exchange; and


[SIDENOTE:]
THE MAINLAND CHINA FUND'S DECISION TO INVEST IN A PARTICULAR COMPANY IS BASED
UPON:

    - THE QUALITY OF THE COMPANY'S MANAGEMENT AS DETERMINED BY VISITS TO THE COMPANY AND MEETINGS WITH MANAGEMENT;

    - THE ABILITY OF THE COMPANY TO MAXIMIZE SHAREHOLDER RETURN UNDER THE PREVAILING BUSINESS ENVIRONMENT;

    -   THE OUTLOOK FOR THE PARTICULAR COMPANY'S SECTOR OF THE ECONOMY; AND

    - INTERNAL PROPRIETARY COMPANY FINANCIAL DATA/ESTIMATES DEVELOPED FROM INFORMATION GATHERED THROUGH COMPANY VISITS AND INTERVIEWS WITH SENIOR EXECUTIVES.

    - "CHINA PLAYS" - shares issued by non-Chinese companies that have the majority of their assets in China or that derive a majority of their revenues from activities in China.

When current market, economic, political or other conditions are unsuitable for the Mainland China Fund's investment objective, the Mainland China Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Mainland China Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   the China and/or Hong Kong stock markets go down;

    -   China and/or Hong Kong stocks fall out of favor with investors;

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the value of Chinese currencies declines relative to the U.S. dollar;

    -   the Chinese government expropriates the Fund's assets; or

    - political, social or economic instability in China causes the value of the Fund's investments to decline.


[SIDENOTE:]
THE MAINLAND CHINA FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.


FUND ASSET CAP
Because the stock of Mainland Chinese companies is less liquid (it trades less often) than that of other more developed markets, Investec Guinness Flight will close the Mainland China Fund to new shareholders when the Fund has $50 million in net assets. Existing shareholders will be able to add to their Mainland China Fund account after it closes. The Fund may reopen at a later date to new shareholders when Investec Guinness Flight believes that the Mainland Chinese markets are more liquid and developed.


ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Mainland China Fund by showing changes in the Fund's performance from December 31, 1997 through December 31, 1998. The following table also demonstrates these risks by showing how the Fund's average annual return compares with that of the MSCI China Free Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 8.65% (for the quarter ended 3/31/98). The worst performance was -29.59% (for the quarter ended 6/30/98).


------------------------------------------------------
 Average Annual Returns                     Inception
 as of 12/31/98             Past Year       11/03/97
------------------------------------------------------
   Mainland China Fund     -24.96%             -25.67%
------------------------------------------------------
   MSCI China Free Index   -43.83%             -50.14%
------------------------------------------------------


[SIDENOTE:]

                                    [CHART]

ANNUAL RETURN
                                 1998   -24.96%

                               MAINLAND CHINA FUND

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Mainland China Fund:


---------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
---------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
---------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
---------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
---------------------------------------------------------------------------
   60-Day Redemption/Exchange Fee:                                       2%
---------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
---------------------------------------------------------------------------

    * You will be charged a 2% fee if you redeem or exchange shares of this Fund within 60 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      2.13%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  3.13%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         1.15%
------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Mainland China Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem those shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
         $201                $966                $1,640              $3,439

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                                 NEW EUROPE FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The New Europe Fund's investment objective is long-term capital appreciation through investments in the securities of companies that are based in Europe or companies that are located outside Europe that have a majority of their assets in Europe or that derive a majority of their revenues from activities in Europe.


INVESTMENT STRATEGIES
The New Europe Fund intends to invest at least 65% of its total assets in securities issued by companies that are located in Europe or that conduct the majority of their business activities in Europe.

Under normal market conditions, the New Europe Fund invests in at least four different countries. These countries include:

    - the member nations of the European Union (EU) (currently Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, Spain, Sweden and the United Kingdom);

    -   Switzerland and Norway; and

    -   the Czech Republic, Poland, Hungary and other Eastern European nations.


[SIDENOTE:]
THE NEW EUROPE FUND ALLOCATES ITS ASSETS AMONG THE FOLLOWING TYPES OF COMPANIES:

    -   EUROPEAN MONETARY UNION BENEFICIARIES;

    -   PRIVATIZATION COMPANIES;

    -   SMALLER COMPANIES WITH A MARKET VALUE OF LESS THAN $1 BILLION; AND

    - EASTERN EUROPEAN COMPANIES PRIMARILY LOCATED IN POLAND, HUNGARY, AND THE CZECH REPUBLIC.

The New Europe Fund's decision to invest in a particular company is based upon:

    -   the outlook for the particular company's sector of the economy;

    - the company's potential to generate high returns on capital demonstrated by, among other factors, a growing market for the company's products and an ability to control costs; and

    - the company's intrinsic value demonstrated by, among other indicators, the market value of the company relative to its earnings, cash flows, dividends and assets compared with other investment opportunities elsewhere in the market.

When current market, economic, political or other conditions are unsuitable for the New Europe Fund's investment objective, the New Europe Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The New Europe Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities and smaller capitalization securities. You may lose money by investing in this Fund if any of the following occur:

    -   the European stock markets go down;

    -   European stocks fall out of favor with investors;


[SIDENOTE:]
THE NEW EUROPE FUND INVESTS PRIMARILY IN THE FOLLOWING TYPES OF SECURITIES:

    -   COMMON AND PREFERRED STOCK; AND

    -   CONVERTIBLE PREFERRED STOCKS.

    -   a stock or stocks in the Fund's portfolio do not perform well;

    -   the new European currency, the Euro, fails as a common currency;

    - the profit margins of companies in which the Fund invests decrease due to the competitive impact of the Euro, failure to modify information technology systems to accommodate the Euro, or increased currency exchange costs; or

    - the Fund's service providers fail to make appropriate computer systems modifications to accommodate the Euro.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.

FEES AND EXPENSES
[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the New Europe Fund:


------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         1.00%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      9.48%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                 10.48%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         8.50%
------------------------------------------------------------------------------
   Net Annual Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.98%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.98% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the New Europe Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    - the Fund's operating expenses remain the same. Your actual costs may be higher or lower than this example.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year**           3 Years**            5 Years**          10 Years**
         $201               $2,893               $4,568               $8,014

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                     WIRED-REGISTERED TRADEMARK- INDEX FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Wired Index(2) Fund's investment objective is long-term capital appreciation primarily through investments in equity securities of companies that comprise the Wired Index.


INVESTMENT STRATEGIES
The Wired Index Fund invests at least 85% of its total assets in the securities that comprise the Wired Index. As an index fund, the Wired Index Fund attempts to replicate the performance of the Wired Index. In managing the Fund, we generally follow a policy of "full replication", meaning the Fund generally invests in all 40 component issues that comprise the Wired Index in the proportion they are represented within the Index. From time to time, we may also use a method known as "index sampling", an investment technique that seeks to replicate the performance of the Index by investing in a subset of the 40 component stocks. The Wired Index is currently comprised of the following companies:

Acxiom Corp.                America Online
Affymetrix Inc.             AMR Corp.
American International      Applied Materials Inc.
   Group                    Cable & Wireless
Charles Schwab & Co.        Cisco Systems
DaimlerChrysler             Dell Computer Corp.
EMC Corp.                   Enron Corp.
FDX Corp.                   First Data Corp.


[SIDENOTE:]
THE WIRED INDEX WAS CREATED BY WIRED MAGAZINE TO ". . .TRACK THE GROWTH OF THE COMPANIES THAT ARE BUILDING THE NEW ECONOMY - NOT JUST HIGH TECH COMPANIES, BUT A BROAD RANGE OF ENTERPRISES THAT ARE USING TECHNOLOGY, NETWORKS, AND INFORMATION TO RESHAPE THE WORLD."

Globalstar                  Incyte Pharmaceuticals
   Telecommunication        Intel Corp.
Lucent Technologies         Marriott International
MCI WorldCom                Microsoft Corp.
Monsanto Co.                News Corporation
Nokia Corp.                 Nucor Corp.
Parametric Technology       PeopleSoft
Qwest Communications        Reuters Group
Schlumberger Ltd            SmithKline Beecham
Sony Corp.                  State Street Corp.
Sun Microsystems            Thermo Electron Corp.
Wal-Mart Stores Inc.        Walt Disney Co.
Wind River Systems          Yahoo! Inc.

Although technology and telecommunication companies make up approximately 50% of the Index, the Index represents a wide range of industries including the financial, retail, consumer and energy industries.

The Wired Index is weighted by market capitalization with a ceiling of $10 billion per company. If the Wired Index changes in any way, the Fund will adjust its investments accordingly to mirror the Index.

PRINCIPAL RISKS

[GRAPHIC] The Wired Index Fund is subject to the risks common to all mutual funds that invest in equity securities and the securities that make up the Wired Index. You may lose money if any of the following occur:

    -   the Wired Index goes down;

    -   technology or telecommunication stocks fall out of favor with investors;

    - the Wired Index is more adversely affected by a market downturn than a larger, more broad-based index due to its concentration and focus on a specific sector; or


[SIDENOTE:]
THE WIRED INDEX CONSISTS OF COMPANIES THAT PLAY A ROLE IN THE "NEW ECONOMY." THE NEW ECONOMY IS BASED ON:

    -   TECHNOLOGY

    -   NETWORKS

    -   COMMUNICATION

    -   INFORMATION

    -   GLOBALISM

    -   INNOVATION

    -   STRATEGIC VISION

    - technology companies in the Wired Index lose money due to intense pricing pressure or high capital investment costs.

See "Risks of Investing" on page 40 for a more detailed discussion of the risks associated with investing in this Fund.

(2) "WIRED INDEX" is a service mark, and "Wired," a registered trademark of Advance Magazine Publishers Inc. ("Advance"), used with permission of Advance. Wired Magazine and Advance make no representation or warranty, express or implied, to Investec Guinness Flight or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wired Index to track any aspect of market performance. Wired Magazine will continue to determine the composition of the Index without regard to Investec Guinness Flight or the Fund, and Wired Magazine has no obligation to take the needs of Investec Guinness Flight or investors in the Fund into consideration in determining or composing the Index.

ADVANCE DOES NOT GUARANTEE THE QUALITY, ACCURACY, CURRENCY, AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. ADVANCE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY INVESTEC GUINNESS FLIGHT, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIRED INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUND OR FOR ANY OTHER USE. ADVANCE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIRED INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ADVANCE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


[SIDENOTE:]
THE WIRED INDEX IS REBALANCED ANNUALLY AT YEAR-END. IN REBALANCING, THE CONSTITUENT STOCKS ARE WEIGHTED BY MARKET CAPITALIZATION, SUBJECT TO A $10 BILLION CEILING.

FEES AND EXPENSES

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Wired Index Fund:


-------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
-------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
-------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
-------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
-------------------------------------------------------------------------------
   30-Day Redemption/Exchange Fee:                                       1%*
-------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
-------------------------------------------------------------------------------

    * You will be charged a 1% fee if you redeem or exchange shares of this Fund within 30 days of purchase.


-------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
   Advisory Fee**:                                                       0.90%
-------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
-------------------------------------------------------------------------------
   Other Expenses*:                                                      1.07%
-------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses*:                                                  1.97%
-------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         0.62%
-------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            1.35%
-------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 1.35% through June 30, 2000.

    ** Pursuant to an Investment Advisory Agreement, the Fund will pay an advisory fee of 0.90% on the first $100 million in assets, 0.75% on the next $100 to $500 million, and 0.60% on assets over $500 million.

Example:
This example is intended to help you compare the cost of investing in the Wired Index Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


        1 Year              3 Years              5 Years            10 Years
         $137                $618                $1,062              $2,296

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                           GLOBAL GOVERNMENT BOND FUND

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

[GRAPHIC] The Global Government Bond Fund's investment objective is current income and capital appreciation. The Fund will invest in debt instruments issued by governments throughout the world.


INVESTMENT STRATEGIES
The Global Government Bond Fund utilizes a global investment strategy, which means that it allocates its investments among government fixed income securities denominated in the U.S. Dollar and the currencies of a number of foreign countries.

Under normal market conditions, the Global Government Bond Fund will invest at least 65% of its total assets in fixed income securities issued by the governments of at least three different countries. These countries include, but are not limited to:

    -   the United States and the industrialized Western European countries; and

    -   Canada, Japan, Australia and New Zealand.

The Global Government Bond Fund may invest in the entire range of maturities and may adjust the average maturity of the investments held in its portfolio from time to time, depending upon the assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.


[SIDENOTE:]
THE FUND MAY INVEST UP TO 15% OF ITS ASSETS IN GOVERNMENT FIXED INCOME SECURITIES ISSUED BY EMERGING MARKET COUNTRIES. AN EMERGING MARKET COUNTRY IS ANY COUNTRY THAT THE WORLD BANK HAS DETERMINED TO HAVE A LOW OR MIDDLE INCOME ECONOMY.

In order to manage currency risk, the Global Government Bond Fund uses an investment technique known as "Currency Overlay". Currency Overlay allows the Fund to reconstruct the currency portion of its portfolio using forwards, options and futures contracts. The use of this technique allows the fund manager to invest in the bond markets that it believes offer the best opportunities for total return regardless of the prospects for the currencies involved with those bonds.

The Global Government Bond Fund's decision to invest in a particular currency is based upon:

    - fundamental economic and financial data such as relative GNP growth, the Balance of Payments position, inflation and interest rates; and

    -   short-term factors such as political events and market sentiment.

When current market, economic, political or other conditions are unsuitable for the Global Government Bond Fund's investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. However, the Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

PRINCIPAL RISKS

[GRAPHIC] The Global Government Bond Fund is subject to the risks common to all mutual funds that invest in debt securities and foreign securities. You may lose money by investing in this Fund if any of the following occur:

    -   interest rates rise;


[SIDENOTE:]
THE GLOBAL GOVERNMENT BOND FUND'S DECISION TO INVEST IN A PARTICULAR GOVERNMENT FIXED INCOME SECURITY IS BASED UPON:

    -   THE COUNTRY'S FUNDAMENTAL ECONOMIC STRENGTH;

    -   THE CREDIT RATING OF THE ISSUER;

    -   INTEREST RATE TRENDS;

    -   FOREIGN YIELD CURVES;

    -   POLITICAL FACTORS;

    -   THE GOVERNMENT'S REGULATION OF THE INDUSTRY; AND

    -   THE COUNTRY'S FISCAL AND MONETARY POLICY.

    -  a government is unable to pay its debt;

    -  the rate of inflation increases;

    -  the Fund must reinvest interest or sale proceeds at a lower rate;

    -  foreign currencies decline in value relative to the U.S. Dollar; or

    -  we incorrectly predict certain economic trends.

See "Risks of Investing" on page 40 for a more complete discussion of these and other risks associated with investing in the Fund.

ANNUAL RETURNS AND PERFORMANCE TABLE
The Annual Returns bar chart demonstrates the risks of investing in the Global Government Bond Fund by showing changes in the Fund's performance from December 31, 1994 through December 31, 1998. The following table also demonstrates these risks by showing how the Fund's average annual returns compare with those of the Salomon Brothers' World Government Bond Index (a broad measure of market performance for the region in which the Fund invests). Past performance is not an indication of future performance.

During the period shown in the bar chart, the best performance for a quarter was 10.94% (for the quarter ended 9/30/98). The worst performance was -3.30% (for the quarter ended 3/31/97).

----------------------------------------------------------
 Average Annual Returns                    Since Inception
 as of 12/31/98             Past One Year    6/30/94
----------------------------------------------------------
  Global Government
  Bond Fund                 17.89%              8.43%
----------------------------------------------------------
  Solomon Brothers' World
  Government Bond Index     15.29%              8.58%
----------------------------------------------------------

[SIDENOTE:]
                                    [CHART]

ANNUAL RETURNS
                           1995               14.49%
                           1996                6.21%
                           1997                2.87%
                           1998               17.89%

                           GLOBAL GOVERNMENT BOND FUND

FEES AND EXPENSES OF THE FUND

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Government Bond Fund:


------------------------------------------------------------------------------
   SHAREHOLDER FEES
   (fees paid directly from your investment)
------------------------------------------------------------------------------
   Maximum Sales Charges (Load) Imposed on Purchases:
   (as % of offering price)                                              0%
------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load):                                 0%
------------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends/Distributions:                                              0%
------------------------------------------------------------------------------
   Maximum Account Fee:                                                  0%
------------------------------------------------------------------------------


------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------
   Advisory Fee:                                                         0.75%
------------------------------------------------------------------------------
   Rule 12b-1 Fee:                                                       0.00%
------------------------------------------------------------------------------
   Other Expenses*:                                                      2.01%
------------------------------------------------------------------------------
   Total Annual Fund
   Operating Expenses                                                    2.76%
------------------------------------------------------------------------------
   Expenses Reimbursed to Fund*:                                         2.01%
------------------------------------------------------------------------------
   Net Annual Fund Operating Expenses
   (expenses actually incurred by the Fund)*:                            0.75%
------------------------------------------------------------------------------

    * Investec Guinness Flight is contractually obligated to cap the Fund's Total Annual Fund Operating Expenses at 0.75% through June 30, 2000.

Example:
This example is intended to help you compare the cost of investing in the Global Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that:

    - you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;

    -   your investment has a 5% return each year; and

    -   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:


       1 Year**            3 Years**            5 Years**          10 Years**
          $77                $856                $1,459               $3,090

    ** Your costs of investing in the Fund for 1 year reflect the amount you would pay after we reimburse the Fund for some or all of the Other Expenses. Your costs of investing in the Fund for 3, 5 and 10 years reflect the amount you would pay if we did not reimburse the Fund for some or all of the Other Expenses. If we continue to cap the Fund's expenses for 3, 5 or 10 years as we are doing for the first year, your actual costs for those periods would be lower than the amounts shown. We are currently under no obligation to cap expenses for any period beyond June 30, 2000.

                               RISKS OF INVESTING

RISKS OF INVESTING

[GRAPHIC] As with all mutual funds, investing in our Funds involves certain risks. We cannot guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. You may lose money if you invest in one of our Funds.

The Funds may use various investment techniques, some of which involve greater amounts of risk. We discuss these investment techniques in detail in the Statement of Additional Information. To reduce risk, the Funds are subject to certain limitations and restrictions, which we also describe in the Statement of Additional Information.

You should consider the risks described below before you decide to invest in our Funds.

RISKS OF INVESTING IN MUTUAL FUNDS
The following risks are common to all mutual funds and therefore apply to all our Funds:

    - Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

    - Manager Risk. Fund management affects Fund performance. A Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

    - Portfolio Turnover Risk. We may trade actively and frequently to achieve a Fund's goals. This may result

[SIDENOTE:]
[GRAPHIC]
        in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Fund's costs which would affect the Fund's performance over time.

    - Year 2000 Risk. The operations of the Funds, their ability to use services provided by third parties, or their portfolio investments could be disrupted by problems related to the failure of computer systems to properly process and calculate date-related information starting on January 1, 2000. The Funds or their service providers could have problems performing various functions such as calculating net asset value, redeeming shares, delivering account statements and providing other information to shareholders.

RISKS OF INVESTING IN FOREIGN SECURITIES
The following risks are common to mutual funds that invest in foreign securities and therefore apply to all our Funds:

    - Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting, and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

    - Currency Risk. Most foreign stocks are denominated in the currency of the stock exchange where it is traded. The Funds' Net Asset Values are denominated in U.S. Dollars. The exchange rate between the U.S. Dollar and most foreign currencies fluctuates; therefore the Net Asset Value of a Fund will be

[SIDENOTE:]
[GRAPHIC]
        affected by a change in the exchange rate between the U.S. Dollar and the currencies in which a Fund's stocks are denominated. The Funds may also incur transaction costs associated with exchanging foreign currencies into U.S. Dollars.

    - Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

    - Market Concentration. Many foreign stock markets are more concentrated than the U.S. stock market as a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

    - Expropriation Risk. Foreign governments may expropriate a Fund's investments either directly by restricting the Fund's ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of a Fund to pursue and collect a legal judgment against a foreign government.

RISKS OF INVESTING IN ASIA
The following risks are common to all mutual funds that invest in Asia, and therefore apply to all our Funds that invest in Asia:

    - Currency Devaluation. Over 1997 and 1998, the values of many Asian currencies declined because


[SIDENOTE:]
[GRAPHIC]
        corporations in these Asian countries had to buy U.S. Dollars to pay large U.S. Dollar denominated debts. The decline in the value of the currencies triggered a loss of investor confidence that resulted in a decline in the value of the stock markets of the effected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations.

    - Political Instability. The economic reforms that Asian nations are instituting under the guidelines of the International Monetary Fund
        (IMF) could cause higher interest rates and higher unemployment. This could, in turn, cause political instability as the people in these nations feel the effects of higher interest rates and higher unemployment, which could cause some Asian nations to abandon economic reform or could result in the election or installation of new governments.

    - Foreign Trade. Asian nations tend to be very export-oriented. Countries that receive large amounts of Asian exports could enact protectionist trade barriers in response to cheaper Asian exports, which would hurt the profits of Asian exporters.

RISKS OF INVESTING IN COUNTRY SPECIFIC FUNDS
The above risks apply to our Mainland China Fund and China & Hong Kong Fund to a greater extent because the investments of these Funds are not diversified across many countries.

RISKS OF INVESTING IN EUROPE
The following risks are common to all mutual funds that invest in Europe, and therefore apply to all our Funds that



[SIDENOTE:]
[GRAPHIC]
invest in Europe (including, but not limited to, the New Europe Fund):

    - The Euro. In January 1999, the new European common currency, called the Euro, entered circulation. The nations that use the Euro have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. The Euro could fail as a common currency, forcing those nations to return to using their original currencies, which could increase the cost of trade, decrease corporate profits and have other adverse effects.

    - Privatization Risk. Many European countries are privatizing state run and/or owned companies. There is the risk that this could cause labor unrest and political instability or that those privatization efforts could fail.

    - Eastern Europe. The markets of Eastern Europe are significantly less developed than those of Western Europe. There is greater risk of share price and currency volatility, political instability and legal and regulatory risk than in the developed markets of Western Europe.

RISKS OF INVESTING IN SMALL CAP COMPANIES
The following risks are common to all mutual funds that invest in small capitalization companies (those with a market value of less than U.S. $1 billion), and therefore apply to all our Funds that invest in small cap stocks (including, but not limited to, the Asia Small Cap Fund, the Mainland China Fund, the New Europe Fund and the Wired Index Fund):

As a general rule, investments in stock of small cap companies are more risky than investments in the stock of larger


[SIDENOTE:]
[GRAPHIC]
companies (those with a market value of greater than U.S. $1 billion) for the following reasons, among others:

    - Limited Product Line. Small cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or down turns;

    - Illiquidity. The stock of small cap companies may be traded less frequently than that of larger companies; and

    - Limited Resources. Small cap companies have more limited financial resources.

RISKS OF INVESTING IN THE WIRED INDEX
The following risks apply to the Wired Index Fund:

    - Index Concentration. The Wired Index is comprised of 40 companies (the largest 10 of which constituted 36.61% of the Index on March 31, 1999). Because of this concentration and focus, the Wired Index may exhibit more volatility and fluctuation on a day-to-day basis than a larger, broad-based index and may be more affected by the performance of those 10 largest companies.

    - Technology/Telecommunication Company Risk. Half of the companies that make up the Wired Index are technology or telecommunication companies, which are subject to special risks. Because of the increasing rate of technological innovation, the products of technology companies are subject to intense pricing pressure and may become obsolete at a more frequent rate than other types of companies. In addition, such companies tend to be capital intensive and as a result, may not be able to recover all capital investment costs.


[SIDENOTE:]
[GRAPHIC]

RISKS OF INVESTING IN DEBT SECURITIES
The following risks are common to all mutual funds that invest in debt securities and therefore apply to our Funds that invest in such debt securities (including but not limited to the Global Government Bond Fund):

    - Interest Rate Risk. The value of a debt security typically decreases when interest rates rise. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

    - Credit Risk. The issuer of a debt security may be unable to make timely payments of principal or interest, or may default on the debt.

    - Inflation Risk. A debt security may lose value if the rate of inflation increases. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

    - Reinvestment Risk. A Fund may obtain a lower rate of return when reinvesting interest income or sale on proceeds.

RISKS OF INVESTING IN INTERNATIONAL GOVERNMENT BONDS
The following risks are common to all mutual funds that invest in international government bonds and therefore apply to all our Funds that invest in international government bonds (including but not limited to the Global Government Bond Fund):

    - Foreign Government Bond Risk. The debts of foreign government entities, including national, provincial, state or other governmental taxing power or agency and supranational issuers have a variety of governmental support. The full faith and credit of a foreign government may not support them.


[SIDENOTE:]
[GRAPHIC]

    - Emerging Market Debt. Debt instruments of emerging market countries may be rated below investment grade and therefore may have speculative characteristics because they entail greater risks of untimely interest and principal payments, default, and price volatility than investment grade securities. They may also present problems of liquidity and valuation. See Appendix A of the Statement of Additional Information for a further description of investment grade debt ratings.


[SIDENOTE:]
[GRAPHIC]

                           GUINNESS FLIGHT MANAGEMENT

GUINNESS FLIGHT MANAGEMENT

[GRAPHIC] Investec Guinness Flight Global Asset Management is the investment advisor for the Guinness Flight Investment Funds. Investec Guinness Flight supervises all aspects of the Funds' operations and advises the Funds, subject to oversight by the Fund's Board of Trustees. For providing these services, the Funds pay Investec Guinness Flight an annualized 1% advisory fee for the Asian Equity Funds and the New Europe Fund, an annualized 0.75% advisory fee for the Global Government Bond Fund and an annualized 0.90% or less advisory fee for the Wired Index Fund.

Investec Guinness Flight is a subsidiary of Investec Group Limited. Investec Guinness Flight was created in November 1998 through the merger of Guinness Flight Hambro Asset Management Limited and Investec Asset Management. Investec Guinness Flight and its subsidiaries manage 91 investment funds domiciled in the United Kingdom, South Africa, Guernsey, Dublin and the United States.

Investec Group, established in 1974, is an independent, international investment and private banking group. It was listed on the Johannesburg Stock Exchange in 1986 and is the largest independent investment banking group in South Africa.

The primary offices of Investec Guinness Flight are located in the U.K., South Africa, Guernsey Hong Kong, and the U.S. The U.S. office is located at 225 S. Lake Avenue, Suite 777, Pasadena, CA 91101. Investec Guinness Flight's main office is located in London, England at 2 Gresham Street, London EC2V 7QP. The Hong Kong office is located at 2106-2108 Jardine House, One Connaught Place, Central, Hong Kong. Investec Group's main office is located at 100 Grayston Drive, Sandown, Sandton, Johannesburg, 2196, South Africa.



[SIDENOTE:]
[GRAPHIC]

PORTFOLIO MANAGEMENT

ASIA BLUE CHIP FUND AND ASIA SMALL CAP FUND
Robert Conlon. Mr. Conlon joined Guinness Flight Hambro's Hong Kong investment team in 1998 as a Fund Manager. Prior to joining the company, Mr. Conlon had over 10 years of investment management experience with Ivory & Sime, including the last four years as Senior Investment Manager in their Hong Kong office. At Ivory & Sime, Mr Conlon managed Asian portfolios as well as portfolios investing in U.S. small cap stocks. He is co-manager of the Asia Blue Chip and Asia Small Cap Funds and serves as chief investment officer for Investec Guinness Flight Asia Limited.

Agnes Chow. Ms. Chow joined Hambro Pacific Fund Management, now Investec Guinness Flight, in 1995 as a Fund Manager. Prior to joining Guinness Flight Hambro, she worked as an Assistant Fund Manager at Dao Heng Fund Management from November 1994 to August 1995 and as an Investment Analyst and Assistant Fund Manager with Sun Hung Kai Securities from 1993 through 1994. Ms. Chow is co-manager of the Asia Blue Chip and Asia Small Cap Funds.

CHINA & HONG KONG FUND
Edmund Harriss. Mr. Harriss joined Guinness Flight's London headquarters in July 1993 as a Marketing Executive and transferred to the Far East Desk in 1994. He has assisted with the management of the China & Hong Kong Fund since November 1994. He was named a co-manager in early 1998. Previously, from 1991 to 1993, he was the Assistant to the Managing Director at a computer software company, PP Systems Ltd. of Salisbury, England. Mr. Harriss is an Associate Member of the Institute of Management & Research.

Adrian Fu. Mr. Fu joined Hambro Pacific Fund Management, now Investec Guinness Flight, in 1996 as a member of the Hong Kong investment team. Prior to joining the company, he was an Associate at Indo-Suez Asia Shipping Finance Services, Ltd. from December 1994 to October 1996.


[SIDENOTE:]
[GRAPHIC]

MAINLAND CHINA FUND
Robert Conlon. See biography under Asia Blue Chip Fund and Asia Small Cap Fund.

Adrian Fu. See biography under China & Hong Kong Fund.

NEW EUROPE FUND David Potts. Mr. Potts is a member of the European equity team with responsibility for the management of the firm's European unit trusts and offshore funds that are not available to U.S. investors. He joined Guinness Mahon Investment Management Limited, a predecessor entity of Investec Guinness Flight, in May 1988 and has been with the European investment desk since 1990. His primary focus is on the larger capitalized companies of Western Continental markets. Mr. Potts is the lead manager of the New Europe Fund.

Camilla Reeves. Ms. Reeves has worked in the European equity department at Hambros, now Investec Guinness Flight, since 1991, where she specializes in European smaller companies, life portfolios and leisure fund investments. Ms. Reeves is a member of the New Europe Fund investment management team focusing on the smaller companies component.

Jeremy Podger. Mr. Podger joined the Global Equity desk in April 1996 where his main responsibility is running the firm's Privatization Funds that are available to offshore investors. He previously spent 4 years with Mirage Resources as a Global Equity Fund Manager. Mr. Podger is a member of the New Europe Fund investment management team and is responsible for the privatization component of the Fund.


[SIDENOTE:]
[GRAPHIC]

WIRED INDEX FUND
Doug Blatch. Mr. Blatch joined Investec Asset Management in April 1996 and is the portfolio manager responsible for all domestic and international index funds and derivatives trading. Before joining Investec Asset Management, Mr. Blatch, who qualified as a Chartered Accountant in 1993, worked for Ernst and Young GmbH in Berlin. He is co-manager of the Wired Index Fund.

Domenico Ferrini. Mr. Ferrini joined Investec Asset Management in 1992 as an administrator and one of the founding members. He then moved to equity dealing and subsequently became chief dealer, coordinating bond, money market, equity and derivative dealing as well as international dealing activity. Prior to joining Investec, Mr. Ferrini worked at Kaplan and Stewart Stockbrokers beginning in 1988. He is co-manager of the Wired Index Fund. Mr. Ferrini also manages the Investec Gilt Fund and is a director of Investec Guinness Flight.

GLOBAL GOVERNMENT BOND FUND
Michael Daley. Mr. Daley joined Guinness Flight as a Director of the Fixed Income Team in 1994. Among his responsibilities is management of the Global Government Bond Fund. In 1991, he founded his own firm called Strategic Value Management Limited. Prior to joining Guinness Flight, he was a founding member in 1986 of Morgan Stanley Asset Management's London operation.


[SIDENOTE:]
[GRAPHIC]

                               SHAREHOLDER GUIDE:
                        YOUR ACCOUNT WITH GUINNESS FLIGHT

INVESTMENT MINIMUMS
THE MINIMUM INITIAL INVESTMENTS ARE:


------------------------------------------------------------------------------
   TYPE OF ACCOUNT
------------------------------------------------------------------------------

   REGULAR (NEW INVESTOR)                                              $2,500
   REGULAR (GUINNESS FLIGHT SHAREHOLDERS)                              $1,000
   RETIREMENT                                                          $1,000
   GIFT                                                                $  250
   PRE-AUTHORIZED INVESTMENT PLAN (INITIAL AND INSTALLMENT PAYMENTS)   $  100
   ADDITIONAL INVESTMENTS                                              $  250

We may reduce or waive the minimum investment requirements in some cases.

------------------------------------------------------------------------------
   OVERVIEW OF ACCOUNTS WE OFFER
------------------------------------------------------------------------------

   REGULAR                                           RETIREMENT
   - INDIVIDUAL                                      - ROTH IRA
   - JOINT TENANT                                    - REGULAR IRA
   - UGMA/UTMA                                       - ROLLOVER IRA
   - TRUST                                           - ROTH CONVERSION
   - CORPORATE                                       - SEP IRA
                                                     - 401 (K)
                                                     - 403 (B)

                        PURCHASING, EXCHANGING & SELLING

HOW TO PURCHASE, EXCHANGE, AND SELL SHARES

[GRAPHIC] The Transfer Agent is open from 8 a.m. to 6 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV per share. For trades in the New Europe Fund, Wired Index Fund and Global Government Bond Fund, the transfer agent must receive your request by the close of the New York Stock Exchange to receive the NAV of that day. If your request is received after the close of the New York Stock Exchange, it will be processed the next business day. With respect to the Asia Blue Chip Fund, Asia Small Cap Fund, China & Hong Kong Fund, and Mainland China Fund, this cut-off time is 9:30 a.m. Eastern Time, meaning that purchase, exchange and redemption orders must be received by that time to be processed that day. The phone number you should call for account transaction requests is (800) 915-6566.


SSGA MONEY MARKET FUND
Guinness Flight does not operate a money market fund; however you may purchase or exchange shares of the SSgA Money Market Fund through Guinness Flight. State Street Bank & Trust Co. advises the SSgA Money Market Fund. Their address is 225 Franklin Street, Boston MA 02110. You may only purchase shares of SSgA Money Market Fund if it is available to residents of the state in which you reside. Please read the prospectus of the SSgA Money Market before you decide to invest. You may request a SSgA Money Market prospectus by calling (800) 915-6566.


[SIDENOTE:]
[GRAPHIC]

PURCHASING

HOW TO PURCHASE SHARES

[GRAPHIC] You may purchase shares of any Guinness Flight Investment Fund or the SSgA Money Market Fund by mail, wire or auto-buy. You may exchange shares of any Guinness Flight Fund for shares of another Guinness Flight Fund or the SSgA Money Market Fund by mail or phone. A broker may charge you a transaction fee for making a purchase for you.


MAIL
[GRAPHIC] To purchase by mail, you should:

            -   Complete and sign the account application

            - To open a regular account, write a check payable to: "Guinness Flight Investment Funds"

    - To open a retirement account, write a check payable to the custodian or trustee

    - Send your account application and check or exchange request to one of the following addresses:

For a business reply envelope:      For a stamped envelope:
Guinness Flight                     Guinness Flight
Investment Funds                    Investment Funds
P.O. Box 9288                       P.O. Box 8116
Boston, MA 02205-8559               Boston, MA 02266-8116

For an overnight package:
Boston Financial Data Services
ATTN: Guinness Flight Investment Funds
Two Heritage Drive, 3rd Floor
North Quincy, MA 02171


[SIDENOTE:]
[GRAPHIC]

WIRE

[GRAPHIC] To purchase by wire, call the Transfer Agent at (800) 915-6566 between 8 a.m. and 6 p.m. Eastern Time on a business day to get an account number and detailed instructions. You must then provide the Transfer Agent with an original signed application within 10 business days of the initial purchase. Instruct your bank to send the wire to:

    State Street Bank and Trust Company
    ABA #0110 00028
    Shareholder and Custody Services
    DDA # 99050171
    (Your Name)
    ATTN: [Fund Name]
    (Fund /Account Number)

Pre-Authorized Investment Plan: With a pre-authorized investment plan, your personal bank account is automatically debited on a monthly or quarterly basis to purchase shares of a Fund. You will receive the Net Asset Value (NAV) per share as of the date the debit is made.

Auto-Buy: You may purchase additional shares of a Fund you own by ACH (automated clearing house) after you elect the Auto-Buy option on your account. To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH.

Subsequent Investments: If you are making an additional investment in a Fund, via the mail, you should include either the stub from a previous confirmation statement or a letter providing your name and account number to ensure that the money is invested in your existing Guinness Flight account.

Purchase Order Cut-Off. We may cease taking purchase orders for the Funds at any time when we believe that it is in


[SIDENOTE:]
[GRAPHIC]
the best interest of our current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Funds for the short-term when the markets are highly volatile.

EXCHANGING AND REDEEMING

[GRAPHIC] How to Exchange and Redeem Shares. You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Guinness Flight Fund and buy shares of another Fund. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days. You may receive the proceeds of redemption by wire or through a systematic withdrawal plan as described below.


MAIL:

[GRAPHIC] To exchange or redeem by mail, please:

            -   Provide your name and account number;

            - Specify the number of shares or dollar amount and the Fund name or number;

    - To exchange shares, specify the name of the Fund (either another Guinness Flight Fund or the SSgA Money Market) you want to purchase;

    - Sign the redemption or exchange request (the signature must be the same as the one on your account application). Make sure all parties that are required by the account registration sign the request;

    - Send your request to the appropriate address above under purchasing by mail.

TELEPHONE:

[GRAPHIC] You may redeem or exchange your shares of a Guinness Flight Fund by telephone if you authorized telephone redemption on your account


[SIDENOTE:]
[GRAPHIC]
application. To exchange or redeem by telephone, call the Transfer Agent at
(800) 915-6566 between the hours of 8 a.m. and 6 p.m. Eastern Time on a day the New York Stock Exchange is open for business. For your protection against fraudulent telephone transactions, we will use reasonable procedures to verify your identity. As long as we follow these procedures, we will not be liable for any loss or cost to you if we act on instructions to redeem your account that we reasonably believe to be authorized by you. You will be notified if we refuse telephone redemption or exchange. Telephone exchanges or redemptions may be difficult during periods of extreme market or economic conditions. If this is the case, please send your exchange request by mail or overnight courier.

WIRE:

[GRAPHIC] You may have the proceeds of the redemption request wired to your bank account for redemptions of $500 or more. Please provide the name, location, ABA or bank routing number of your bank and your bank account number. Payment will be made within 3 business days after the Transfer Agent receives your written or telephone redemption request. There is a $10 fee for redemption by wire.


Systematic Withdrawal Plan: You may establish a systematic withdrawal plan where you have regular monthly or quarterly payments redeemed from your Guinness Flight account and sent to either you or a third party you designate. Payments must be at least $100 and your Guinness Flight Fund must have an account value of at least $1,000. You will receive the NAV on the date of the scheduled withdrawal and will redeem enough full and fractional shares at that NAV to equal the requested withdrawal. You may realize either a capital gain or loss on the withdrawals that must be reported for tax purposes. You may purchase additional shares of a Fund under this plan as long as the additional purchases are equal to at least one year's scheduled withdrawals.


[SIDENOTE:]
[GRAPHIC]

Signature Guarantee. The redemption requests listed below require a signature guarantee. You can get a signature guarantee from certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notarization and acknowledgment by a notary public is not a signature guarantee.

    - Redemptions by corporations, partnerships, trusts or other fiduciary accounts

    - Redemption of an account with a value of at least $50,000 if you are making the request in writing (if you have authorized telephone redemption on your account, you may redeem by telephone without a signature guarantee)

    - Redemption of an account where proceeds are to be paid to someone other than the record owner

    - Redemption of an account where the proceeds are to be sent to an address other than the record address.

ADDITIONAL EXCHANGE/REDEMPTION INFORMATION
Redemption Fee. You will be charged a redemption fee of 1% of the value of the shares being redeemed if you redeem your shares of the Asia Blue Chip Fund, Asia Small Cap Fund or Wired Index Fund within 30 days of purchase. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the China & Hong Kong Fund within 30 days of purchase or if you redeem your shares of the Mainland China Fund within 60 days of purchase. There will not be a redemption fee if the shares were acquired through reinvestment of distributions. Redemptions are on a first-in, first-out basis. The redemption fee will be waived if the fee is equal to or less than .10% of the total value of the redemption.


Small Accounts. To reduce our expenses, we may redeem an account if the total value of the account falls below $500 due to redemptions. You will be given 30 days prior written notice of this redemption. During that period, you may purchase additional shares to avoid the redemption.


[SIDENOTE:]
[GRAPHIC]

Check Clearance. The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears. If the check does not clear, you will be responsible for the loss.
This delay can be avoided by purchasing shares by wire or certified bank checks.

Exchange Limit. In order to limit expenses, we reserve the right to limit the total number of exchanges you can make in any year to four.

Credit Line. We may borrow cash temporarily from an established line of credit with Deutsche Bank AG to satisfy redemption requests.

Suspension of Redemptions. We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

FINANCES
Net Asset Value. The NAV per share of the Wired Index Fund, New Europe Fund and Global Government Bond Fund are determined as of 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business. The NAV per share of the Asia Blue Chip Fund, Asia Small Cap Fund, China & Hong Kong Fund and Mainland China Fund are determined as of 9:30 a.m. Eastern Time on each day the New York Stock Exchange is open for business.

The NAV is calculated by 1) subtracting a Fund's liabilities from its assets and then 2) dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles. Securities without a readily available price quotation may be priced at fair value. Fair value is determined in good faith by or under the supervision of the Funds' officers under methods authorized by the Board of Trustees.


[SIDENOTE:]
[GRAPHIC]

Dividends and Capital Gains Distributions. All Funds distribute all or most of their net investment income and net capital gains to shareholders. Dividends (investment income) for all the Funds except the Global Government Bond Fund are normally declared and paid semi-annually, in June and December. The Global Government Bond Fund normally declares and pays dividends (investment income) monthly. Net Capital Gains for all Funds are normally distributed in June and December. When calculating the amount of capital gain for a Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV per share on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. You may also choose to reinvest dividends and capital gains distributions in shares of another Guinness Flight Fund. You may authorize either of these options by calling the Transfer Agent at (800) 915-6566 and requesting an optional shareholder services form. You must complete the form and return it to the Transfer Agent before the record date in order for the change to be effective for that dividend or capital gains distribution.

Buying Before a Dividend. If you purchased the Fund on or before the record date, you will receive a dividend or capital gains distribution. The distribution will lower the NAV per share on that date and represents, in substance, a return of basis (your cost); however you will be subject to Federal income taxes on this distribution.

Tax Issues. The following tax information is based on tax laws and regulations in effect on the date of this Prospectus. These laws and regulations are subject to change. Shareholders should consult a tax professional for the tax consequences of investing in our Funds as well as for information on state and local taxes which may apply. A


[SIDENOTE:]
[GRAPHIC]
statement that provides the Federal income tax status of the Funds' distributions will be sent to shareholders promptly at the end of each year.

    - Distributions to Shareholders. Distributions to shareholders fall into two tax categories. The first category is ordinary income distributions. Ordinary income distributions are distributions of net investment income, including dividends, foreign currency gains and short-term capital gains. Long-term capital losses and foreign currency losses are used to offset ordinary income. The second category of distribution is capital gains distributions. Capital gains distributions are distributions of a Fund's long-term capital gain it receives from selling stocks within its portfolio. Short-term capital losses are used to offset long-term capital gain. You have to pay taxes on both distributions even though you have them automatically reinvested. On some occasions a distribution made in January will have to be treated for tax purposes as having been distributed on December 31 of the prior year.

    - Gain or Loss on Sale of Shares of a Fund. You will recognize either a gain or loss when you sell shares of your Fund. The gain or loss is the difference between the proceeds of the sale (the NAV of the Fund on the date of sale times the number of shares sold) and your adjusted basis. Any loss realized on a taxable sale of shares within six months from the date of their purchase will be treated as a long-term capital loss that can be used to offset short-term capital gains on those shares. If you sell shares of a Fund at a loss and repurchase shares of the same Fund 30 days before or after the sale, a deduction for the loss is generally disallowed (a wash sale).


[SIDENOTE:]
[GRAPHIC]

    - Foreign Source Income and Withholding Taxes. Some of the Funds' investment income may be subject to foreign income taxes that are withheld at the source. If the Funds meet certain legal requirements, they may pass-through these foreign taxes to shareholders. Shareholders may then claim a foreign tax credit or a foreign tax deduction for their share of foreign taxes paid.

Distribution Plan. The Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. Under this plan, no separate payments are authorized by a Fund. We must use fee revenues or other resources to pay the expenses of shareholder servicing and record keeping. We may also make payments from these sources to third parties, including affiliates and independent contractors, for these types of services.


[SIDENOTE:]
[GRAPHIC]

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS FOR ASIA BLUE CHIP FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Asia Blue Chip Fund's financial performance for the period since its inception on April 29, 1996. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
beginning of period                        $8.08       $12.98         $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.05         0.02             --

Net realized and unrealized
gain (loss) on investments                (1.01)       (4.91)           0.48

Total from investment
operations                                (0.96)       (4.89)           0.48

LESS DISTRIBUTIONS:
Dividends from net
investment income                         (0.04)       (0.01)             --

Distributions from
taxable net capital gains                    --           --              --

Total distributions                       (0.04)     (0.01)


[SIDENOTE:]
[GRAPHIC]

ASIA BLUE
CHIP FUND


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
end of period                                 $7.08      $8.08      $12.98

Total return                                 (11.78)%   (37.68)%      3.84%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (thousands)                           $7,849     $6,917      $3,687

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before expense
reimbursement                                  3.85%      4.41%       9.14%+

After expense
reimbursement                                  1.98%      1.98%       1.98%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement                                 (1.03)%    (2.16)%     (7.10)%+

After expense
reimbursement                                  0.91%      0.28%       0.06%+

Portfolio turnover rate                       77.62%     34.69%      10.97%


[SIDENOTE:]
[GRAPHIC]

ASIA BLUE
CHIP FUND


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
BANK LOANS
Amount outstanding at end
of period (000)                               --         --          --

Average amount of bank
loans outstanding during
the period (monthly
average) (000)                                --       $121          --

Average number of shares
outstanding during the
period (monthly
average) (000)                                --        479          --

Average amount of debt
per share during the period                   --      $0.25          --

*  Commencement of operations.
+  Annualized.
++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

ASIA BLUE
CHIP FUND

FINANCIAL HIGHLIGHTS FOR ASIA SMALL CAP FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Asia Small Cap Fund's financial performance for the period since its inception on April 29, 1996. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
beginning of period                           $9.73     $14.10      $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.06       0.07        0.02

Net realized and unrealized
gain (loss) on investments                    (3.06)     (4.38)       1.61

Total from investment
operations                                    (3.00)     (4.31)       1.63

LESS DISTRIBUTIONS:
Dividends from net
investment income                                --         --       (0.02)

Distributions from
taxable net capital gains                        --      (0.01)      (0.01)

Return of Capital                                --      (0.05)         --

Total distributions                              --      (0.06)      (0.03)


[SIDENOTE:]
[GRAPHIC]

ASIA SMALL
CAP FUND


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
Net asset value,
end of period                                 $6.73       $9.73     $14.10

Total return                                 (30.83)%   (30.77)%     13.08%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period (thousands)                       $49,417   $108,478     $50,868

RATIO OF EXPENSES TO AVERAGE
 NET ASSETS:
Before expense
reimbursement
(recoupment)                                   2.31%      1.76%       3.09%+

After expense
reimbursement
(recoupment)                                   1.98%      1.80%       1.98%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                   0.52%      0.53%     (0.76)%+

After expense
reimbursement
(recoupment)                                   0.85%      0.49%       0.36%+

Portfolio turnover rate                       48.95%     52.33%      21.91%


[SIDENOTE:]
[GRAPHIC]

ASIA SMALL
CAP FUND


                                       FOR THE YEAR  FOR THE YEAR  APRIL 29, 1996*
                                           ENDED        ENDED         THROUGH
                                         12/31/98     12/31/97       12/31/96
BANK LOANS
Amount outstanding at end
of period (000)                                $810         --          --

Average amount of bank
loans outstanding during
the period (monthly
average) (000)                                  $67         --          --

Average number of shares
outstanding during the
period (monthly
average) (000)                                6,566         --          --

Average amount of debt
per share during the period                   $0.01         --          --

*  Commencement of operations.
+  Annualized.
++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

ASIA SMALL
CAP FUND

FINANCIAL HIGHLIGHTS FOR CHINA & HONG KONG FUND

This financial highlights table is intended to help you understand the China & Hong Kong Fund's financial performance for the period since its inception on June 30, 1994. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED          ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97       12/31/96       12/31/95        12/31/94
Net asset value,
beginning of
period                                                 $12.91       $17.71         $13.64         $11.47          $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income                                                   0.15         0.20           0.19           0.14            0.04

Net realized and
unrealized gain
(loss) on
investments                                             (2.14)       (3.71)          4.43           2.20           (0.96)

Total from
investment
operations                                              (1.99)       (3.51)          4.62           2.34           (0.92)

LESS DISTRIBUTIONS:
Dividends from
net investment
income                                                  (0.15)       (0.20)         (0.19)         (0.14)          (0.04)


[SIDENOTE:]
[GRAPHIC]

CHINA &
HONG KONG
FUND


                                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED          ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97       12/31/96       12/31/95        12/31/94
Distributions
from taxable
net capital gains                                          --        (1.09)         (0.36)         (0.03)          (0.07)

Total
distributions                                           (0.15)       (1.29)         (0.55)         (0.17)          (0.11)

Net asset value,
end of period                                          $10.77       $12.91         $17.71         $13.64          $11.47

Total return                                           (15.27)%     (20.34)%        34.38%         20.45%          (7.74)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period
(thousands)                                          $146,810     $241,808       $311,521        $55,740          $2,287

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                             1.89%        1.70%          1.78%          3.02%**        19.92%+

After expense
reimbursement
(recoupment)                                             1.89%        1.70%          1.96%          1.98%           2.00%+

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before expense
reimbursement
(recoupment)                                             1.60%        1.18%          1.57%          0.49%         (17.15)%+

After expense
reimbursement
(recoupment)                                             1.60%        1.18%          1.39%          1.52%           0.78%+


[SIDENOTE:]
[GRAPHIC]

CHINA &
HONG KONG
FUND


                                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   JUNE 30, 1994*
                                                      ENDED         ENDED          ENDED          ENDED         THROUGH
                                                     12/31/98     12/31/97       12/31/96       12/31/95        12/31/94
Portfolio
turnover rate                                           86.59%       53.62%         30.40%         10.89%          27.25%

BANK LOANS
Amount
outstanding at
end of period
(000)                                                  $4,274           --             --             --              --
Average amount
of bank loans
outstanding
during the period
(monthly average)
(000)                                                  $8,765       $2,305         $1,413             --              --

Average number
of shares
outstanding
during the period
(monthly
average) (000)                                         18,533       16,944         11,419             --              --

Average amount
of debt per share
during the period                                       $0.47        $0.14          $0.12             --              --

*  Commencement of operations.
** Includes directly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the ratio of expenses to average net assets before "expense reimbursement" would have been 3.04%.
+  Annualized.
++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

CHINA &
HONG KONG
FUND

FINANCIAL HIGHLIGHTS FOR MAINLAND CHINA FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Mainland China Fund's financial performance for the period since its inception on November 3, 1997. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                          FOR THE YEAR   NOVEMBER 3, 1997*
                                             ENDED           THROUGH
                                           12/31/98         12/31/97
Net asset value,
beginning of period                          $11.79           $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.11             0.02

Net realized and unrealized
gain (loss) on investments                    (3.05)           (0.71)

Total from investment
operations                                    (2.94)           (0.69)

LESS DISTRIBUTIONS:
Dividends from net
investment income                             (0.11)           (0.02)

Total distributions                           (0.11)           (0.02)

Net asset value,
end of period                                 $8.74           $11.79

Total return                                 (24.96)%          (5.50)%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (thousands)                          $10,353          $16,402


[SIDENOTE:]
[GRAPHIC]

MAINLAND
CHINA FUND

                                          FOR THE YEAR   NOVEMBER 3, 1997*
                                             ENDED           THROUGH
                                           12/31/98         12/31/97
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                  3.13%            2.69%+

After expense
reimbursement                                  1.98%            1.98%+

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS:
Before expense
reimbursement                                 (0.05)%           1.17%+

After expense
reimbursement                                  1.10%            1.88%+

Portfolio turnover rate                       82.00%            0.00%

BANK LOANS
Amount outstanding at
end of period (000)                            $115               --

Average amount of bank loans
outstanding during the period
(monthly average) (000)                         $10               --

Average number of shares
outstanding during the period
(monthly average) (000)                       1,403               --

Average amount of debt
per share during the period                   $0.01               --

*  Commencement of operations.
** Not Annualized.
+  Annualized.


[SIDENOTE:]
[GRAPHIC]

MAINLAND
CHINA FUND

FINANCIAL HIGHLIGHTS FOR NEW EUROPE FUND

[GRAPHIC] This financial highlights table is intended to help you understand the New Europe Fund's financial performance for the period since its inception on November 23, 1998. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                 NOVEMBER 23, 1998*
                                                      THROUGH
                                                     12/31/98
Net asset value,
beginning of period                                    $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net realized
and unrealized
gain on investments                                      0.89

Total from
investment
operations                                               0.89

Net asset
value, end
of period                                              $13.39

Total return                                             7.12%++


RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period (thousands)                                    $409


[SIDENOTE:]
[GRAPHIC]

NEW EUROPE FUND


                                                NOVEMBER 23, 1998*
                                                      THROUGH
                                                     12/31/98
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                           10.48%+

After expense
reimbursement                                            1.98%+

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS:
Before expense
reimbursement                                           (9.01)%+

After expense
reimbursement                                           (0.46)%+

Portfolio
turnover rate                                            0.00%

    *  Commencement of operations.
    +  Annualized
    ++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

NEW EUROPE FUND

FINANCIAL HIGHLIGHTS FOR WIRED-REGISTERED TRADEMARK- INDEX FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Wired-Registered Trademark- Index Fund's financial performance for the period since its inception on December 15, 1998. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                DECEMBER 15, 1998*
                                                      THROUGH
                                                     12/31/98
Net asset value,
beginning of period                                    $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net realized
and unrealized
gain on investments                                      1.45

Total from
investment operations                                    1.45

Net asset value,
end of period                                          $13.95

Total return                                            11.60%++

RATIOS/SUPPLEMENTAL DATA:
Net assets,
end of period (thousands)                              $9,433


[SIDENOTE:]
[GRAPHIC]

WIRED-Registered Trademark- INDEX FUND


                                                DECEMBER 15, 1998*
                                                      THROUGH
                                                     12/31/98
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense
reimbursement                                            1.97%+

After expense
reimbursement                                            1.35%+

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS:
Before expense
reimbursement                                            0.02%+

After expense
reimbursement                                            0.60%+

Portfolio
turnover rate                                            0.11%

    *  Commencement of operations.
    +  Annualized
    ++ Not Annualized.


[SIDENOTE:]
[GRAPHIC]

WIRED-Registered Trademark- INDEX FUND

FINANCIAL HIGHLIGHTS FOR THE GLOBAL GOVERNMENT BOND FUND

[GRAPHIC] This financial highlights table is intended to help you understand the Global Government Bond Fund's financial performance for the period since its inception on June 30, 1994. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Ernst & Young LLP audited this information. Ernst & Young's report along with further detail on the Fund's financial statements are included in the annual report, which is available upon your request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  JUNE 30, 1994*
                                      ENDED          ENDED          ENDED          ENDED         THROUGH
                                     12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
Net asset value,
beginning of
period                                 $12.37         $12.72         $12.77         $12.00         $12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income                                   0.58           0.63           0.63           0.69           0.29

Net realized and
unrealized gain
(loss) on
investments                              1.58          (0.29)          0.13           1.01          (0.58)

Total from
investment
operations                               2.16           0.34           0.76           1.70          (0.29)

LESS DISTRIBUTIONS:
Dividends from net
investment income                       (0.58)         (0.49)         (0.69)         (0.65)         (0.21)


[SIDENOTE:]
[GRAPHIC]

GLOBAL GOVERNMENT BOND FUND


                                   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  JUNE 30, 1994*
                                      ENDED          ENDED          ENDED          ENDED         THROUGH
                                     12/31/98       12/31/97       12/31/96       12/31/95       12/31/94
Distributions
from taxable
net capital gains                       (0.40)         (0.11)         (0.12)         (0.28)            --

Return of capital                          --          (0.09)            --             --             --

Total
distributions                           (0.98)         (0.69)         (0.81)         (0.93)         (0.21)

Net asset value,
end of period                          $13.55         $12.37         $12.72         $12.77         $12.00

Total return                            17.89%          2.87%          6.21%         14.49%         (2.33)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
of period
(thousands)                           $11,210        $10,016         $6,564         $1,153          $ 751

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before expense
reimbursement                            2.76%          3.15%          8.21%         21.52%**       40.78%+

After expense
reimbursement                            0.75%          0.75%          1.31%          1.73%          1.75%+

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
Before expense
reimbursement                            2.44%          2.67%         (1.76)%       (14.26)%       (34.18)%+

After expense
reimbursement                            4.46%          5.07%          5.14%          5.53%          4.86%+

Portfolio
turnover rate                          166.72%        185.55%        296.51%        202.54%         46.15%

+   Annualized.
++  Not Annualized.
*   Commencement of operations.
** Includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended December 31, 1995, the ratio of expenses to average net assets before expense reimbursement would have been 21.68%.


[SIDENOTE:]
[GRAPHIC]

GLOBAL GOVERNMENT BOND FUND

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80
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

Statement of Additional Information. The Statement of Additional Information provides a more complete discussion about the Funds and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about each Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information: The Statement of Additional Information and annual and semi-annual reports are available without charge upon your request by calling Guinness Flight at (800) 915-6566 or by calling or writing a broker-dealer or other financial intermediary that sells our Funds. This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission or by visiting the SEC's World Wide Website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-6009, telephone (800) SEC-0330.

Investment Company Act file no. 811-0836047

USEFUL GUINNESS FLIGHT PHONE NUMBERS

SHAREHOLDER SERVICE LINE: 1-800-915-6566

AUTOMATED ONECALL CENTER: 1-800-915-6564

WEBSITE: HTTP//WWW.GFFUNDS.COM


MC70 100-043099